Convertible Notes Payable (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2019 Integer
Debt Disclosure [Abstract]
Number of convertible notes payable	9
Note conversion description	All notes are non-interest bearing, unsecured and payable on demand. The notes are convertible into common stock at the discretion of the holder at five different conversion rates: $0.01 debt to 1 common share, $0.005 to 1 common share; $0.15 to 1 common share; $0.05 to 1 common share; and $0.04 to 1 common share.